COMMITMENTS AND CONTINGENT LIABILITIES (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jun. 25, 2019 USD ($)
Contingent liabilities associated with guarantees [Abstract]
Maximum potential undiscounted payments		€ 3,086.5	€ 3,708.9	€ 2,717.5
Contingent liabilities associated with legal matters [Abstract]
Litigation provision		€ 0.0	(3.8)	(225.7)	[1]
Amount payable to resolve anti-corruption investigations | $								$ 280.0
Carrying balance of debt | $							$ 51.5
TechnipFMC [Member]
Contingent liabilities associated with legal matters [Abstract]
Amount payable to resolve anti-corruption investigations | $								$ 301.3
TechnipFMC [Member] | Brazil [Member]
Contingent liabilities associated with legal matters [Abstract]
Period for anti-corruption program reports not required to provide		2 years
TechnipFMC [Member] | U.S. [Member]
Contingent liabilities associated with legal matters [Abstract]
Period for anti-corruption program reports not required to provide		3 years
U.S. Department of Justice ("DOJ") [Member]
Contingent liabilities associated with legal matters [Abstract]
Litigation provision				220.8		$ 260.0
Financial Guarantees [Member]
Contingent liabilities associated with guarantees [Abstract]
Maximum potential undiscounted payments	[2]	€ 167.3	148.8	162.1
Performance Guarantees [Member]
Contingent liabilities associated with guarantees [Abstract]
Maximum potential undiscounted payments	[3]	€ 2,919.2	€ 3,560.1	€ 2,555.4
Top of Range [Member]
Contingent liabilities associated with guarantees [Abstract]
Financial instruments expiration period		5 years

[1]	A provision of 220.8 million was recorded in 2018 regarding U.S. Department of Justice (the "DOJ") related to investigation of offshore platform projects awarded between 2003 and 2007, performed in Brazil by a joint venture company in which the Technip Energies Group was a minority participant, and also certain other projects performed by the members of the Technip Energies Group in Brazil between 2002 and 2013. Refer to Note 22 for detailed description.
[2]	Financial guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on changes in an underlying agreement that is related to an asset, a liability, or an equity security of the guaranteed party. These tend to be drawn down only if there is a failure to fulfill financial obligations.
[3]	Performance guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on another entity's failure to perform under a nonfinancial obligating agreement. Events that trigger payment are performance-related, such as failure to ship a product or provide a service.